Statements of Operations - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	$ 643,784,687	$ 658,447,621	$ 636,194,074
Cost of sales	(412,079,217)	(412,381,871)	(391,505,147)
Gross profit	231,705,470	246,065,750	244,688,927
Other income	7,631,410	8,661,903	1,683,792
Distribution costs	(143,276,955)	(150,913,076)	(140,617,106)
Administrative expenses	(31,110,407)	(31,562,168)	(31,836,192)
Other expenses by function	(3,037,270)	(2,067,273)	(2,897,513)
Profit from operating activities	61,912,248	70,185,136	71,021,908
Financial income	570,531	970,651	621,644
Financial expense	(9,985,677)	(10,305,449)	(10,034,845)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,254,601	4,511,072	5,324,722
Exchange differences	8,586,953	749,876	796,468
Income for adjustments units	(628,448)	(39,279)	(849,417)
Profit before tax	63,710,208	66,072,007	66,880,480
Income tax expense	(13,719,788)	(17,542,419)	(16,518,092)
Profit from continuing operations	49,990,420	48,529,588	50,362,388
Profit	49,990,420	48,529,588	50,362,388
Profit attributable to:
Profit attributable to owners of the Parent	49,574,670	47,931,093	49,797,379
Profit (loss) attributable to non-controlling interests	415,750	598,495	565,009
Net profit	$ 49,990,420	$ 48,529,588	$ 50,362,388
Earnings per share
Basic and diluted earnings per share	$ 66.36	$ 64.16	$ 66.66
Basic earning as per share	$ 66.36	$ 64.16	$ 66.66